Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 75.3%
iShares Core MSCI Total International Stock ETF(b)	23,575,034	$1,375,367,484
iShares Developed Real Estate Index Fund, Class K	18,995,213	166,398,065
Large Cap Index Master Portfolio	$1,930,822,577	1,930,822,577
Master Small Cap Index Series	$99,704,127	99,704,127

		3,572,292,253

Fixed Income Funds — 24.7%
iShares TIPS Bond ETF	1,845,456	233,450,184
U.S. Total Bond Index Master Portfolio	$936,814,385	936,814,385

		1,170,264,569

Security	Shares	Value

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	59,448,145	$59,501,649
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	10,701,744	10,701,744

		70,203,393

Total Affiliated Investment Companies — 101.5% (Cost: $4,136,424,790)		4,812,760,215
Liabilities in Excess of Other Assets — (1.5)%		(68,877,846)

Net Assets — 100.0%		$4,743,882,369

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,585,312	(a)	$37,924,283	(b)	$—		$(7,946)	$—	$59,501,649	59,448,145	$77,329	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,982,921	(a)	—		(1,281,177	)(b)	—	—	10,701,744	10,701,744	55,583		—
iShares Core MSCI Total International Stock ETF	1,236,318,116	(a)	272,678,707	(d)	(77,242,909)		(10,460,275)	(45,926,155)	1,375,367,484	23,575,034	12,801,270		—
iShares Developed Real Estate Index Fund, Class K	148,682,591	(a)	48,330,702	(d)	(1,409,509)		(374,203)	(28,831,516)	166,398,065	18,995,213	2,238,274		—
iShares TIPS Bond ETF	190,457,778	(a)	53,965,446	(d)	(27,205,428)		202,048	16,030,340	233,450,184	1,845,456	936,390		—
Large Cap Index Master Portfolio	1,691,016,615	(a)	120,437,166	(b)	—		(24,070,395)	143,439,191	1,930,822,577	$1,930,822,577	24,111,239		—
Master Small Cap Index Series	100,199,137	(a)	2,763,686	(b)	—		243,564	(3,502,260)	99,704,127	$99,704,127	849,624		—
U.S. Total Bond Index Master Portfolio	703,226,470	(a)	223,198,761	(b)	—		6,131,797	4,257,357	936,814,385	$936,814,385	14,336,068		—

							$(28,335,410)	$85,466,957	$4,812,760,215		$55,405,777		$—

(a)	Represents value held by the LifePath Index Master Portfolio as of December 31, 2019.
(b)	Represents net amount purchased (sold) by the Fund and the LifePath Index Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents amount purchased by the Fund and the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$1,541,765,549	$—	$—	$1,541,765,549
Fixed Income Funds	233,450,184	—	—	233,450,184
Money Market Funds	70,203,393	—	—	70,203,393

	$1,845,419,126	$—	$—	1,845,419,126

Investments Valued at NAV(a)				2,967,341,089

				$4,812,760,215

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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